Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Accounting policies
Recent Accounting Pronouncements
Recently Adopted Accounting Standards

Effective January 1, 2014, the Company has adopted the accounting standards update that expands on the recognition, measurement and disclosure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles (GAAP). The update requires measurement of the obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of the amount the entity agreed to pay on the basis of its arrangement and any additional amount the Company expects to pay on behalf of its co-obligors. The update also requires an entity to disclose the nature, amount and other information of the obligation. The update is effective for interim and annual periods beginning on or after December 15, 2013. The adoption of this standard update did not have a material effect on our financial statements.

Recently Issued Accounting Standards

On May 28, 2014, a revised accounting standard on revenue recognition under US GAAP was issued which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The standard will be effective for the first interim period beginning after December 15, 2016 and early adoption is not permitted. The Company is in the process of evaluating the impact of this revised standard.